Accrued Expenses and Other Payables - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses [Abstract]
Payroll payable	$ 1,847,920	$ 2,381,814
Equipment payable	105,819	625,930
Water, electricity and steam expenses	200,477	177,652
Others		9,742
Total	$ 2,154,216	$ 3,195,138